Subsequent Events (Details) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 26, 2021	Aug. 18, 2021	Jul. 31, 2021	Jun. 30, 2021	Feb. 20, 2022
Subsequent Events (Details) [Line Items]
Issue discount		10.00%
Interest rate per year				15.00%
Convertible debenture description				(i) $5.00, subject to certain adjustment and (ii) the Alternate Conversion Price (as defined below). During any period that the bid price of the Ordinary Shares is lower than $6.25, (the “Restricted Period”), the Conversion Price applicable shall equal 80% of the average of the three (3) lowest daily volume weighted average prices (“VWAP”) during the “measurement period”, which is a 10-trading-day period starting 5 trading days prior to and ending 4 trading days after the date the ordinary shares are delivered pursuant to applicable conversion notice (the “Alternate Conversion Price”), provided, that the Alternate Conversion Price shall not be lower than $0.60. The Convertible Debenture may not be converted if, as a result of the conversion, the holder and its affiliates would beneficially own in excess of 4.99% of the Ordinary Shares, which may be increased to up to 9.99% of the Ordinary Shares by such holders upon notice to the Company.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Net loss			$ 400,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount		$ 2,750,000
Issue discount		10.00%
Reverse split of the ordinary shares		If at any time the last closing trade price for the Ordinary Shares is less than $1.00, the Company will use its commercially reasonable efforts to promptly effect a reverse split of the Ordinary Shares such that the trade price of the Ordinary Shares will be at least $2.00.
Per share		$ 1		$ 0.001
Conversion shares issued	1,150,463
Conversion of principal amount	$ 1,894,206
Average conversion price	$ 1.65
Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest rate					8.00%